Withholding Taxes Receivables, Net (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 THB (฿)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 THB (฿)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 THB (฿)
Disclosure Of Withholding Taxes Receivables Net Abstract
Tax refund	$ 1.0	฿ 35,312,291	$ 0.7	฿ 20,724,273	$ 1.5	฿ 47,812,370
Total tax refund	1.6	฿ 56,107,574			2.9	฿ 89,268,913
Wrote off	0.6				$ 0.7
Withholding taxes receivable	$ 0.9		$ 1.1